Supplemental Cash Flow Information (Details) $ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)
Supplemental Cash Flow Information (Details)
Amounts receivable	$ (93)		$ 141	$ 14	$ 396
Prepaid expenses and deposits		$ 231	191	183		$ (13)
Accounts payable and accrued liabilities		612	(333)	(11)		(50)
Changes in non-cash working capital		$ 750	$ (1)	$ 186		$ 333